UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

Global Consumer Fund

(PGLOX)

This annual shareholder report contains important information about Global Consumer Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Consumer Fund	$112	1.05%

What drove fund performance during the past 12 months?

  Global equity markets were mostly positive in 2024, buoyed by more accommodative monetary policies from central banks worldwide. U.S. stocks rose amid ongoing enthusiasm for artificial intelligence, interest rate cuts, and reduced political uncertainty. Meanwhile, China’s sweeping stimulus package that was announced in September initially boosted market sentiment; however, sustainability and implementation concerns tempered optimism.

  Versus the MSCI All Country World Index Consumer Discretionary & Consumer Staples ex Automobile & Components Net, stock selection in restaurants and food service led relative contributors. Cava Group shares rose on robust same-store sales and accelerating store growth. An overweight exposure to miscellaneous consumer products also helped. Sanrio, owner of Hello Kitty intellectual property rights, benefited from unlocking long-underutilized franchise potential through improved marketing and strong licensing deals.

  In contrast, stock selection in consumer staples distribution and retail was a significant relative detractor. Dollar General and Dollar Tree suffered from incremental macroeconomic headwinds, including reduced spending from low-income U.S. consumers amid continued inflation and increased competition. In alcoholic beverages, stock choices also hurt. Shares of Davide Campari-Milano fell due to post-pandemic normalization and China's consumer spending downturn.

  The fund is actively managed and aims for long-term growth by investing at least 80% of its net assets in consumer sector securities (excluding autos) across five countries at minimum, with at least 25% invested in non-U.S. companies. As risk/reward changes, we will strategically upgrade the asset quality in the portfolio when compelling opportunities arise.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Fund	Regulatory Benchmark	Strategy Benchmark
6/27/16	10,000	10,000	10,000
6/30/16	10,440	10,522	10,504
9/30/16	10,640	11,079	10,722
12/31/16	10,170	11,211	10,403
3/31/17	10,986	11,986	11,227
6/30/17	11,429	12,498	11,710
9/30/17	11,591	13,146	11,808
12/31/17	12,286	13,899	12,642
3/31/18	12,317	13,765	12,476
6/30/18	12,573	13,839	12,769
9/30/18	13,158	14,430	13,207
12/31/18	11,357	12,590	11,721
3/31/19	13,011	14,123	13,302
6/30/19	13,430	14,633	13,817
9/30/19	13,367	14,630	14,054
12/31/19	14,179	15,939	14,820
3/31/20	11,921	12,534	12,305
6/30/20	14,757	14,942	14,646
9/30/20	16,889	16,157	16,391
12/31/20	18,657	18,530	17,780
3/31/21	18,923	19,377	17,891
6/30/21	20,211	20,810	18,920
9/30/21	19,264	20,590	18,028
12/31/21	20,325	21,965	19,003
3/31/22	17,446	20,787	17,301
6/30/22	14,499	17,532	14,980
9/30/22	13,998	16,336	14,237
12/31/22	14,768	17,931	15,466
3/31/23	16,350	19,241	16,583
6/30/23	17,045	20,430	17,113
9/30/23	15,758	19,735	16,099
12/31/23	17,651	21,912	17,590
3/31/24	19,056	23,708	18,650
6/30/24	19,021	24,389	18,474
9/30/24	20,106	26,002	20,204
12/31/24	19,935	25,744	19,740

202501-4140694, 202502-4108529

F31-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 6/27/16
Global Consumer Fund	12.94%	7.05%	8.44%
MSCI All Country World Index Net (Regulatory Benchmark)	17.49	10.06	11.75
MSCI All Country World Index Consumer Discretionary & Consumer Staples ex Automobile & Components Net (Strategy Benchmark)	12.22	5.90	8.32

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$37,819
  Number of Portfolio Holdings63
  Investment Advisory Fees Paid (000s)$22
  Portfolio Turnover Rate18.9%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

U.S. Internet Retail	20.4%
Specialty Retail	11.9
Consumer Staples Distribution & Retail	8.4
Restaurants & Foodservice	7.7
Household Products	6.5
Luxury Goods	6.0
Non-Alcoholic Beverages	4.8
Personal Care Products	4.1
Other	30.2

Top Ten Holdings (as a % of Net Assets)

Amazon.com	20.4%
Costco Wholesale	5.5
Procter & Gamble	5.5
Home Depot	5.1
Coca-Cola	3.8
LVMH Moet Hennessy Louis Vuitton	2.9
McDonald's	2.8
Hermes International	2.5
Nestle	2.5
Chipotle Mexican Grill	2.4

How has the fund changed?

This is a summary of certain material changes to Global Consumer Fund. Effective March 1, 2025, the fund will typically invest in at least five countries, including the U.S., and the fund will typically invest at least 25% of its net assets in securities of foreign issuers. The fund’s March 1, 2025 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Global Consumer Fund

 (PGLOX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$26,450	$27,575
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

    (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PGLOX Global Consumer Fund

T. ROWE PRICE Global Consumer Fund
Financial Highlights

For a share outstanding throughout each period
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 15 .46 $ 12 .97 $ 17 .86 $ 17 .53 $ 13 .50
Investment activities
Net investment income
(loss)
(1)(2)
0 .02 0 .05 ( 0 .01 ) ( 0 .04 ) 0 .01
Net realized and unrealized
gain/loss 1 .98 2 .48 ( 4 .87 ) 1 .58 4 .25
Total from investment
activities 2 .00 2 .53 ( 4 .88 ) 1 .54 4 .26
Distributions
Net investment income ( 0 .03 ) ( 0 .04 ) — — —
Net realized gain — — ( 0 .01 ) ( 1 .21 ) ( 0 .23 )
Total distributions ( 0 .03 ) ( 0 .04 ) ( 0 .01 ) ( 1 .21 ) ( 0 .23 )
NET ASSET VALUE
End of period $ 17 .43 $ 15 .46 $ 12 .97 $ 17 .86 $ 17 .53

T. ROWE PRICE Global Consumer Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
Ratios/Supplemental Data
Total return
(2)(3)
12 .94% 19 .53% ( 27 .34 ) % 8 .94% 31 .58%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1 .68% 1 .54% 1 .37% 1 .16% 1 .36%
Net expenses after
waivers/payments by Price
Associates 1 .05% 1 .06% 1 .05% 1 .06% 1 .05%
Net investment income (loss) 0 .09% 0 .36% ( 0 .05 ) % ( 0 .23 ) % 0 .05%
Portfolio turnover rate 18 .9% 18 .7% 5 .1% 62 .2% 64 .4%
Net assets, end of period (in
thousands) $37,819 $42,917 $48,383 $107,004 $88,053
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Global Consumer Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.4%
Common Stocks 1.4%
MercadoLibre (USD) (1) 303 515
Total Argentina (Cost $310) 515
CANADA 0.9%
Common Stocks 0.9%
Shopify, Class A (USD) (1) 3,022 321
Total Canada (Cost $221) 321
CHINA 3.4%
Common Stocks 2.9%
Alibaba Group Holding (HKD)  44,000 466
PDD Holdings, ADR (USD) (1) 2,944 285
Tencent Holdings (HKD)  6,700 358
1,109
Common Stocks - China A Shares 0.5%
Kweichow Moutai, A Shares (CNH)  900 188
188
Total China (Cost $1,636) 1,297
FRANCE 7.3%
Common Stocks 7.3%
Hermes International  393 943
L'Oreal  1,349 477
LVMH Moet Hennessy Louis Vuitton  1,663 1,094
Pernod Ricard  2,041 231
Total France (Cost $2,140) 2,745
GERMANY 0.8%
Common Stocks 0.8%
Beiersdorf  2,329 300
Total Germany (Cost $341) 300

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
ITALY 1.3%
Common Stocks 1.3%
Davide Campari-Milano (2) 30,135 189
Ferrari (USD)  737 313
Total Italy (Cost $321) 502
JAPAN 4.9%
Common Stocks 4.9%
Asics  13,400 261
Calbee  6,400 128
Sanrio  12,400 432
Seven & i Holdings  21,100 331
Sony Group  32,700 689
Total Japan (Cost $1,016) 1,841
NETHERLANDS 0.7%
Common Stocks 0.7%
Heineken  3,758 268
Total Netherlands (Cost $347) 268
PORTUGAL 0.4%
Common Stocks 0.4%
Jeronimo Martins  8,740 167
Total Portugal (Cost $131) 167
SINGAPORE 0.9%
Common Stocks 0.9%
Trip.com Group, ADR (USD) (1) 5,010 344
Total Singapore (Cost $210) 344
SWITZERLAND 3.9%
Common Stocks 3.9%
Cie Financiere Richemont, Class A  1,469 222
Nestle  11,279 926
On Holding, Class A (USD) (1) 5,900 323
Total Switzerland (Cost $1,177) 1,471

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
UNITED KINGDOM 2.6%
Common Stocks 2.6%
InterContinental Hotels Group  1,843 229
Unilever (EUR)  13,285 757
Total United Kingdom (Cost $854) 986
UNITED STATES 70.9%
Common Stocks 70.4%
Amazon.com (1) 35,128 7,707
Apple  1,585 397
Booking Holdings  129 641
Burlington Stores (1) 2,640 753
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $752 (1)
(3)(4) 441 584
Cava Group (1) 3,420 386
Chipotle Mexican Grill (1) 15,178 915
Coca-Cola (2) 23,045 1,435
Colgate-Palmolive  4,017 365
Costco Wholesale (2) 2,272 2,082
Dollar General  4,328 328
DraftKings, Class A (1) 4,665 174
Eli Lilly  316 244
Floor & Decor Holdings, Class A (1) 2,424 242
Hilton Worldwide Holdings  3,642 900
Home Depot  4,962 1,930
Keurig Dr Pepper  5,969 192
Kroger (2) 4,352 266
Lululemon Athletica (1) 375 143
Marriott International, Class A  471 131
McDonald's  3,672 1,064
Meta Platforms, Class A  532 311
Mondelez International, Class A  8,301 496
NIKE, Class B  3,122 236
O'Reilly Automotive (1) 720 854
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $96 (1)
(3)(4) 25,556 10
PepsiCo  1,130 172
Procter & Gamble  12,338 2,068
Ross Stores  4,873 737
Starbucks  1,040 95
Visa, Class A  1,025 324

T. ROWE PRICE Global Consumer Fund

Shares $ Value
(Cost and value in $000s)
Wingstop  1,625 462
26,644
Convertible Preferred Stocks 0.5%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $53 (1)(3)(4) 31 41
Canva, Series A-3, Acquisition Date: 12/17/21, Cost $18 (1)
(3)(4) 11 15
Rappi, Series E, Acquisition Date: 9/8/20, Cost $331 (1)(3)
(4) 5,539 121
177
Total United States (Cost $15,168) 26,821
SHORT-TERM INVESTMENTS 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 4.53% (5)(6) 230,472 230
Total Short-Term Investments (Cost $230) 230
SECURITIES LENDING COLLATERAL 6.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 6.5%
Money Market Funds 6.5%
T. Rowe Price Government Reserve Fund, 4.53% (5)(6) 2,474,417 2,474
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 2,474
Total Securities Lending Collateral (Cost $2,474) 2,474
Total Investments in Securities
106.5% of Net Assets
(Cost $26,576) $ 40,282
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) See Note 3. All or a portion of this security is on loan at December 31, 2024.

T. ROWE PRICE Global Consumer Fund

.
.
.
.
.
.
.
.
.
.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $771 and represents 2.0% of net assets.
(4) See Note 2. Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Global Consumer Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 6++
Totals $ —# $ — $ 6+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
T. Rowe Price Government
Reserve Fund, 4.53% $ 1,604  ¤  ¤ $ 2,704
Total $ 2,704^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $6 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,704.

T. ROWE PRICE Global Consumer Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $26,576) $ 40,282
Receivable for investment securities sold 42
Receivable for shares sold 21
Foreign currency (cost $13) 12
Dividends receivable 8
Other assets 74
Total assets 40,439
Liabilities
Obligation to return securities lending collateral 2,474
Payable for shares redeemed 86
Investment management fees payable 23
Due to affiliates 3
Other liabilities 34
Total liabilities 2,620
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 37,819
Net Assets Consist of:
Total distributable earnings (loss) $ 5,870
Paid-in capital applicable to 2,169,815 shares of $0.01 par
value capital stock outstanding; 18,000,000,000 shares of
the Corporation authorized 31,949
NET ASSETS $ 37,819
NET ASSET VALUE PER SHARE $ 17.43

T. ROWE PRICE Global Consumer Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $22) $ 458
Securities lending 2
Total income 460
Expenses
Investment management 275
Shareholder servicing 103
Prospectus and shareholder reports 15
Custody and accounting 204
Legal and audit 33
Registration 28
Miscellaneous 18
Waived / paid by Price Associates (253)
Total expenses 423
Net investment income 37
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 2,775
Foreign currency transactions 4
Net realized gain 2,779
Change in net unrealized gain / loss
Securities 2,161
Other assets and liabilities denominated in foreign currencies (4)
Change in net unrealized gain / loss 2,157
Net realized and unrealized gain / loss 4,936
INCREASE IN NET ASSETS FROM OPERATIONS $ 4,973

T. ROWE PRICE Global Consumer Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 37 $ 171
Net realized gain (loss) 2,779 (1,778)
Change in net unrealized gain / loss 2,157 9,982
Increase in net assets from operations 4,973 8,375
Distributions to shareholders
Net earnings (68) (120)
Capital share transactions
*
Shares sold 5,477 10,500
Distributions reinvested 63 114
Shares redeemed (15,543) (24,335)
Decrease in net assets from capital share
transactions (10,003) (13,721)
Net Assets
Decrease during period (5,098) (5,466)
Beginning of period 42,917 48,383
End of period $ 37,819 $ 42,917
*Share information (000s)
Shares sold 329 721
Distributions reinvested 4 7
Shares redeemed (940) (1,681)
Decrease in shares outstanding (607) (953)

T. ROWE PRICE Global Consumer Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global Consumer Fund
(the fund) is a nondiversified, open-end management investment company established by the corporation. The fund seeks to provide long-term growth of capital.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside

T. ROWE PRICE Global Consumer Fund

pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight

T. ROWE PRICE Global Consumer Fund

by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked

T. ROWE PRICE Global Consumer Fund

prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.

T. ROWE PRICE Global Consumer Fund

Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2024, totaled $120,000 for the year ended December 31, 2024.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 28,151 $ 8,656 $ 594 $ 37,401
Convertible Preferred Stocks — — 177 177
Short-Term Investments 230 — — 230
Securities Lending Collateral 2,474 — — 2,474
Total $ 30,855 $ 8,656 $ 771 $ 40,282
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Ending
Balance
12/31/24
Investment in Securities
Common Stocks $ 480 $ 114 $ 594
Convertible Preferred Stocks 171 6 177
Total $ 651 $ 120 $ 771

T. ROWE PRICE Global Consumer Fund

NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, the value of loaned securities was $2,408,000; the value of cash collateral and related investments was $2,474,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $7,560,000 and
$17,740,000, respectively, for the year ended December 31, 2024.

T. ROWE PRICE Global Consumer Fund

NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
($000s)
December 31,
2024
December 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 68 $ 120
($000s)
Cost of investments $ 26,707
Unrealized appreciation $ 15,767
Unrealized depreciation (2,192)
Net unrealized appreciation (depreciation) $ 13,575

T. ROWE PRICE Global Consumer Fund

At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended December 31, 2024, the fund utilized $2,618,000 of capital loss carryforwards.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
Undistributed ordinary income $ 22
Net unrealized appreciation (depreciation) 13,575
Loss carryforwards and deferrals (7,727)
Total distributable earnings (loss) $ 5,870

T. ROWE PRICE Global Consumer Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.40%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%.
The fund is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the fund’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The Fund is required to repay Price Associates for expenses previously waived/paid to the extent its net assets grow or expenses decline sufficiently to allow repayment without causing the fund’s net expense ratio (after the repayment is taken into account)
to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Global Consumer Fund

Pursuant to this agreement, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. Including this amount, expenses previously waived/paid by Price Associates in the amount of $682,000 remain subject to repayment by the fund at December 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. For the year ended December 31, 2024, expenses incurred pursuant to these service agreements were $116,000 for
Price Associates; $69,000 for T. Rowe Price Services, Inc.; and $1,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment
Expense limitation 1.05%
Expense limitation date 02/28/27
(Waived)/repaid during the period ($000s) $(253)

T. ROWE PRICE Global Consumer Fund

options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Global Consumer Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE Global Consumer Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Global Consumer Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Global Consumer Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Global Consumer Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Global Consumer Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $429,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $252,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F31-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025